OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consist of the following as of December 31, 2024 and 2023:

	December 31,
	2024	2023

Government institutions	$26	$88
Deposits at the Chamber of Commerce	26	14
Deferred cost of revenues	129	124
Prepaid expenses	233	87
Other	22	23
	$436	$336